Other Information - Cash Payments for Interest and Income Taxes (Net of Refunds) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Additional Cash Flow Elements And Supplemental Cash Flow Information [Abstract]
Interest	$ 21.6	$ 21.7	$ 47.6	$ 47.9
Income taxes (net of refunds)	$ 0.4	$ 7.3	$ 2.4	$ 17.2